Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Consolidated Balance Sheets
Allowance for doubtful accounts	¥ 81,065	¥ 165,635
Common stock, authorized shares	72,000,000	72,000,000
Common stock, issued shares	38,029,862	37,921,862
Common stock, outstanding shares	38,029,862	37,921,862
Treasury stock, shares	630	630